Document and Entity Information	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Primis Financial Corp., filed on July 27, 2023. Following the initial filing, the Registrant discovered that Item 2.01 was incorrectly tagged in the submission. The Registrant is amending the Original Form 8-K to include the correct item tag Item 2.02. No disclosure has been changed as a result of this error.
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	PRIMIS FINANCIAL CORP.
Entity Central Index Key	0001325670
Entity Emerging Growth Company	false
Entity File Number	001-33037
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	20-1417448
Entity Address, Address Line One	1676 International Drive, Suite 900
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	893-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Trading Symbol	FRST
Security Exchange Name	NASDAQ